Non-Controlling Interests - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Beginning balance	$ 4,387,374	$ 1,552,925
Change in ownership interest	0	0
Share of loss for the period	(3,310,337)	(300,596)
Ending balance	2,126,450	4,387,374
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	4,410	4,562
Change in ownership interest	(2,100)	1,081
Share of loss for the period	(26,666)
Ending balance	$ (24,356)	$ 4,410